Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
December 31, 2022	$156,701
December 31, 2023	229,392
December 31, 2024	203,988
December 31, 2025	197,233
December 31, 2026	246,580
December 31, 2027 and thereafter	66,214
Total Long term bank loans	$1,100,108
Unamortized loan issuance costs	(10,853)
Total Long term bank loans, net	$1,089,255
Current portion of long term bank loans	156,701
Long term bank loans, net of current portion and unamortized loan issuance costs	932,554

Long-term bank loans - Interest and finance costs (Table)

	Years ended December 31,
	2019	2020	2021
Interest on financing agreements	$81,393	$58,379	$45,453
Less: Interest capitalized	(1,018)	–	–
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 17)	–	848	2,351
Amortization of debt (loan, lease & notes) issuance costs	5,590	7,815	6,511
Other bank and finance charges	1,652	2,513	1,721
Interest and finance costs	$87,617	$69,555	$56,036